Employee Benefits - Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 408	$ 359	$ 343
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	5,702
Ending balance	7,370	5,702
Pension and retirement plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	5,702	5,308	5,270
Current service cost	341	245	233
Past service cost	10	45	3
Interest expense	491	369	353
Effect on curtailment	(2)	(61)	(120)
Remeasurements of the net defined benefit obligation	263	(67)	(154)
Foreign exchange loss (gain)	(79)	150	39
Benefits paid	(550)	(287)	(316)
Acquisitions	1,194
Ending balance	7,370	5,702	5,308
Seniority premiums [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	663	610	563
Current service cost	106	93	88
Interest expense	49	41	38
Settlement	(1)
Effect on curtailment			(9)
Remeasurements of the net defined benefit obligation	28	(43)	(34)
Benefits paid	(68)	(55)	(45)
Acquisitions	6	17	9
Ending balance	783	663	610
Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	460
Ending balance	524	460
Postretirement medical services [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	460	404	338
Current service cost	24	22	16
Interest expense	34	27	26
Remeasurements of the net defined benefit obligation	32	30	44
Benefits paid	(26)	(23)	(20)
Ending balance	$ 524	460	404
Post-employment [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance		135	194
Current service cost			5
Certain liability cost			73
Reclassification to certain liability cost		$ (135)
Foreign exchange loss (gain)			(137)
Ending balance			$ 135